Note 6 - Disclosures to the interim condensed consolidated statements of income or loss - Expected Status Of ESOP (Details) - Employee Stock Option Program or ESOP	6 Months Ended
Jun. 30, 2022 item
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of entitlements	459
Employee Stock Option Program, Tranche in 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of entitlements	158
Employee Stock Option Program, Tranche in 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of entitlements	301